6. Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Schedule of ageing of accounts receivable
	December 31, 2017			December 31, 2016
	Gross	Allowance	Net	Gross	Allowance	Net
Current	8,581	–	8,581	9,077	–	9,077
0-90 days past due	4,878	–	4,878	6,817	–	6,817
91-180 days past due	2,088	–	2,088	9,379	–	9,379
181-365 days past due	1,537	(764)	773	3,516	(487)	3,029
over 1 year past due	56,759	(27,763)	28,996	37,386	(20,079)	17,307
Total	$73,843	$(28,527)	$45,316	$66,175	$(20,566)	$45,609

Schedule of movements for allowance for doubtful accounts
	2017	2016	2015
Balance as at January 1	$20,566	$36,553	$766
Addition	6,260	4,171	36,468
Written off	(1,526)	(239)	(616)
Reversal	(1,372)	(18,293)	(65)
Reclassification from allowance for costs and estimated earnings in excess of billings on uncompleted contracts	3,121	–	–
Foreign currency translation difference	1,478	(1,626)	–
Balance as at December 31	$28,527	$20,566	$36,553